BROWN ADVISORY FUNDS

Brown Advisory Total Return Fund
(the “Fund”)

Supplement dated April 20, 2022
to the Summary Prospectus and Prospectus (together, the “Prospectus”) dated October 31, 2021

This supplement serves as notification of, and provides information regarding, certain changes to the Fund.

1. Portfolio Managers for the Fund

As of April 22, 2022 (the “Effective Date”), Thomas D.D. Graff will no longer serve as portfolio manager to the Fund. As of the Effective Date, Chris Diaz, Ryan Myerberg, and Colby Stilson will serve as co-portfolio managers to the Fund. Accordingly, as of the Effective Date, all references to Mr. Graff in the Prospectus are deleted and the following information is added:

Chris Diaz, CFA
Chris Diaz is a partner and portfolio manager in the fixed income team. Prior to joining Brown Advisory in January 2021, Mr. Diaz was Co-Head of Global Bonds at Janus Henderson Investors, where he managed a team of portfolio managers and analysts across three continents. He was the Lead Manager of the Janus Henderson global bond strategy and all related portfolios. Mr. Diaz was responsible for developing the global investment process and setting currency, interest rate and asset allocation policy for Janus Henderson global multi-sector portfolios. Prior to joining Janus Capital in 2011, Mr. Diaz was the Head of Global Rates at ING Investment Management where he was responsible for global macro strategies and oversaw the interest rate, currency and derivative trading desk. He was the Co-Portfolio Manager of the ING global bond strategy and all related portfolios. He began his career at SunTrust Equitable Securities in 1997, where he served as a fixed income portfolio analyst. Mr. Diaz received his Bachelor of Science degree in business administration from the University of South Carolina and earned an MBA with a concentration in finance from Emory University, Goizueta Business School. Mr. Diaz is a Chartered Financial Analyst.

Colby Stilson
Colby Stilson is a partner and portfolio manager in the fixed income team. He joined Brown Advisory after three years as an investor and operator within private markets, most recently as a partner and executive at TIFIN Group. Prior to that, Mr. Stilson spent 18 years as an investor in public markets building and managing research teams and credit portfolios. His coverage experience includes: TMT, financials, energy, industrials, and sovereigns. Prior to TIFIN, he worked at ArrowMark Partners where his responsibilities included research, trading, and portfolio management. He helped lead efforts to build, launch, and manage a corporate credit research platform. Prior to joining ArrowMark, Mr. Stilson helped lead efforts to launch a global fixed income business at Janus Henderson Investors (formerly known as Janus Capital) in London, UK. The first half of his career at Janus was primarily focused on credit and equity research. He began his career within telecommunications M&A at Lumen (formerly known as Level 3 Communications) where he was responsible for acquisition due diligence, execution, and integration. Mr. Stilson received his Bachelor of Science in accounting and finance with a minor in economics from the University of Colorado at Boulder and earned an MBA from The Wharton School at the University of Pennsylvania.

Ryan Myerberg
Ryan Myerberg is a partner and portfolio manager in the fixed income team. Prior to joining Brown Advisory in March 2021, Mr. Myerberg was the Head and CIO of Absolute Return Fixed Income at Amundi Asset Management, leading a team of investors for absolute return, total return, and currency strategies across four global investment hubs. He spent the previous 9 years at Janus Henderson Investors where he was responsible for launching Janus’ global fixed income platform in London in 2010, and serving as a portfolio manager across a number of global macro and global credit strategies. Prior to his move to London in 2008 with BlueMountain Capital Management, Mr. Myerberg spent 6 years in New York, working at both Morgan Stanley and Lehman Brothers. Mr. Myerberg received his Bachelor of Arts degree in foreign affairs from the University of Virginia in 2002.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference

BROWN ADVISORY FUNDS

Brown Advisory Sustainable Bond Fund
(the “Fund”)

Supplement dated April 20, 2022
to the Summary Prospectus and Prospectus (together, the “Prospectus”) dated October 31, 2021

This supplement serves as notification of, and provides information regarding, certain changes to the Fund.

1. Portfolio Managers for the Fund

As of April 22, 2022 (the “Effective Date”), Thomas D.D. Graff will no longer serve as portfolio manager to the Fund. As of the Effective Date, Chris Diaz and Colby Stilson will serve as co-portfolio managers to the Fund, and Amy Hauter, CFA, will continue to serve as co-portfolio manager to the Fund. Accordingly, as of the Effective Date, all references to Mr. Graff in the Prospectus are deleted and the following information is added:

Chris Diaz, CFA
Chris Diaz is a partner and portfolio manager in the fixed income team. Prior to joining Brown Advisory in January 2021, Mr. Diaz was Co-Head of Global Bonds at Janus Henderson Investors, where he managed a team of portfolio managers and analysts across three continents. He was the Lead Manager of the Janus Henderson global bond strategy and all related portfolios. Mr. Diaz was responsible for developing the global investment process and setting currency, interest rate and asset allocation policy for Janus Henderson global multi-sector portfolios. Prior to joining Janus Capital in 2011, Mr. Diaz was the Head of Global Rates at ING Investment Management where he was responsible for global macro strategies and oversaw the interest rate, currency and derivative trading desk. He was the Co-Portfolio Manager of the ING global bond strategy and all related portfolios. He began his career at SunTrust Equitable Securities in 1997, where he served as a fixed income portfolio analyst. Mr. Diaz received his Bachelor of Science degree in business administration from the University of South Carolina and earned an MBA with a concentration in finance from Emory University, Goizueta Business School. Mr. Diaz is a Chartered Financial Analyst.

Colby Stilson
Colby Stilson is a partner and portfolio manager in the fixed income team. He joined Brown Advisory after three years as an investor and operator within private markets, most recently as a partner and executive at TIFIN Group. Prior to that, Mr. Stilson spent 18 years as an investor in public markets building and managing research teams and credit portfolios. His coverage experience includes: TMT, financials, energy, industrials, and sovereigns. Prior to TIFIN, he worked at ArrowMark Partners where his responsibilities included research, trading, and portfolio management. He helped lead efforts to build, launch, and manage a corporate credit research platform. Prior to joining ArrowMark, Mr. Stilson helped lead efforts to launch a global fixed income business at Janus Henderson Investors (formerly known as Janus Capital) in London, UK. The first half of his career at Janus was primarily focused on credit and equity research. He began his career within telecommunications M&A at Lumen (formerly known as Level 3 Communications) where he was responsible for acquisition due diligence, execution, and integration. Mr. Stilson received his Bachelor of Science in accounting and finance with a minor in economics from the University of Colorado at Boulder and earned an MBA from The Wharton School at the University of Pennsylvania.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference

BROWN ADVISORY FUNDS

Brown Advisory Mortgage Securities Fund
(the “Fund”)

Supplement dated April 20, 2022
to the Summary Prospectus and Prospectus (together, the “Prospectus”) dated October 31, 2021

This supplement serves as notification of, and provides information regarding, certain changes to the Fund.

1. Portfolio Managers for the Fund

As of April 22, 2022 (the “Effective Date”), Thomas D.D. Graff will no longer serve as portfolio manager to the Fund. As of the Effective Date, Garritt Conover will serve as portfolio manager to the Fund and Chris Roof will serve as associate portfolio manager to the Fund.  Accordingly, as of the Effective Date, all references to Mr. Graff in the Prospectus are deleted and the following information is added:

Garritt Conover, CFA, CAIA
Garritt Conover is a principal and senior analyst on the fixed income team concentrating on securitized products. Before joining Brown Advisory, he was vice president and senior analyst at Allianz Global Investors where he was responsible for research, portfolio management, and trading of structured credit. Prior to that, Mr. Conover held fixed income research positions at Columbia Threadneedle Investments and Hartford Investment Management Company.  Mr. Conover received his BBA in finance and mathematics from the University of Massachusetts Amherst. Mr. Conover is a Chartered Financial Analyst and Chartered Alternative Investment Analyst Charterholder.

Chris Roof
Chris Roof is a fixed income analyst/trader at Brown Advisory. He is a member of the fixed income investment team and concentrates on securitized products. Prior to joining the firm, Mr. Roof was an associate financial controller at Morgan Stanley covering Interest Rates. He graduated in 2014 with a BBA in Finance from Towson University.

If you have any questions, please call the Fund at 1-800-540-6807 (toll free) or 414-203-9064.

Investors should retain this supplement for future reference

BROWN ADVISORY FUNDS

Brown Advisory Total Return Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
(the “Funds”)

Supplement dated April 20, 2022
to the Statement of Additional Information (“SAI”) dated October 31, 2021

This supplement serves as notification of, and provides information regarding, certain changes to the Funds.

1. Portfolio Managers for the Funds

As of April 22, 2022 (the “Effective Date”), Thomas D.D. Graff will no longer serve as portfolio manager to the Funds. As of the Effective Date, Chris Diaz, Ryan Myerberg, and Colby Stilson will serve as co-portfolio managers to the Brown Advisory Total Return Fund. As of the Effective Date, Chris Diaz and Colby Stilson will serve as co-portfolio managers to the Brown Advisory Sustainable Bond Fund, joining Amy Hauter who will continue to serve as co-portfolio manager. In addition, as of the Effective Date, Garritt Conover will serve as portfolio manager and Chris Roof will serve as associate portfolio manager to the Brown Advisory Mortgage Securities Fund. Accordingly, as of the Effective Date, all references to Mr. Graff in the SAI are deleted and the following information is added:

a.
The table in the SAI section entitled “Management – Investment Adviser – Information Regarding Portfolio Managers – Other Accounts Under Management” is amended with the following information which is as of March 31, 2022:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Garritt Conover	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Chris Diaz	0 $0	2 $115 million	0 $0	0 $0	0 $0	0 $0
Ryan Myerberg	0 $0	2 $115 million	0 $0	0 $0	0 $0	0 $0
Chris Roof	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Colby Stilson	0 $0	2 $115 million	0 $0	0 $0	0 $0	0 $0

b.
In addition, the table in the SAI section entitled “Management – Investment Adviser – Information Regarding Portfolio Managers – Portfolio Managers Ownership in the Funds” is amended with the following information which is as of the Effective Date:

Fund/Portfolio Manager	Dollar Range of0 Beneficial Ownership
Brown Advisory Total Return Fund
Chris Diaz	$0
Ryan Myerberg	$0
Colby Stilson	$0
Brown Advisory Sustainable Bond Fund
Chris Diaz	$0
Colby Stilson	$0
Brown Advisory Mortgage Securities Fund
Garritt Conover	$0
Chris Roof	$0

Investors should retain this supplement for future reference